Cover Page	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Address, State or Province	ON
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-38403
Entity Address, Address Line One	111 Peter Street, Suite 300
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5V 2H1
City Area Code	416
Local Phone Number	504-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472